Quarterly Results Of Operations (Schedule Of Quarterly Results Of Operations) (Details) (USD $)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales				$ 19,244,066	$ 19,601,919	$ 19,124,600	$ 17,295,453	$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 75,266,038	$ 83,523,330	$ 73,339,591
Gross profit				6,593,756	6,129,020	6,665,577	6,523,939	7,755,185	8,786,953	8,860,894	6,150,054	25,912,292	31,553,086	26,291,221
Income (loss) before income taxes				185,712	(219,464)	157,568	151,494	580,990	1,732,652	1,377,432	192,461	275,310	3,883,535	855,751
Net income (loss) attributable to Optical Cable Corporation				$ (90,531)	$ (124,611)	$ 42,485	$ 129,820	$ 434,520	$ 1,173,428	$ 948,925	$ 192,444	$ (42,837)	$ 2,749,317	$ 666,316
Basic and diluted net income (loss) per share (usd per share)				$ (0.02)	$ (0.02)	$ 0.01	$ 0.02	$ 0.07	$ 0.18	$ 0.15	$ 0.03	$ (0.01)	$ 0.43	$ 0.11
Cash dividends declared per common share (usd per share)	$ 0.02	$ 0.015	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.08	$ 0.06	$ 0.04